BORROWINGS (Tables)	6 Months Ended
Jun. 30, 2026
Financial Instruments [Abstract]
Disclosure of detailed information about borrowings

	Maturity	Annual Rate	Currency	As of
				June 30, 2026	December 31, 2025
Corporate revolving credit facility	June 29, 2031	SOFR plus 1.2%	US$	$700	$—
Commercial paper(1)	July 27, 2026	4.1%	US$	467	735

Non-current:
Medium-term notes:
Public - Canadian	November 14, 2027	5.6%	C$	317	328
Public - Canadian	September 11, 2028	4.2%	C$	493	510
Public - Canadian	October 9, 2029	3.4%	C$	493	510
Public - Canadian	July 27, 2030	5.7%	C$	352	364
Public - Canadian	January 6, 2031	3.7%	C$	264	273
Public - Canadian	September 1, 2032	2.9%	C$	352	364
Public - Canadian	February 14, 2033	6.0%	C$	176	182
Public - Canadian	April 25, 2034	5.4%	C$	281	291
Public - Canadian	September 24, 2035	4.5%	C$	229	237
Public - Canadian	April 25, 2052	5.8%	C$	141	146
Public - Canadian	July 27, 2053	6.0%	C$	141	146

Subordinated notes:
Public - United States	March 15, 2055	6.8%	US$	300	300
Public - Canadian	September 1, 2055	5.6%	C$	177	183
Public – United States	May 24, 2081	5.0%	US$	250	250
Public – United States	May 31, 2084	7.3%	US$	158	158
				5,291	4,977
Deferred financing costs and other				(28)	(30)
Total				$5,263	$4,947
1.Maturity and annual rate associated with our commercial paper program represents a weighted average of all outstanding obligations as of June 30, 2026.

	As of
US$ MILLIONS	June 30, 2026	December 31, 2025
Current	$3,774	$6,013
Non-current	53,428	53,538
Total	$57,202	$59,551